Leases	6 Months Ended
Jun. 30, 2023
Lease [Abstract]
Leases	LEASES
The Company as a lessee
The Company has lease contracts for leasehold land, buildings and collaboration assets. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land contracts. Collaboration assets represent the Company’s share of assets leased to the collaboration from Janssen, which purchased the assets on behalf of the collaboration, in connection with the Janssen Agreement. Collaboration assets under construction that will be leased to the collaboration from Janssen when placed into service are classified as collaboration prepaid leases on the condensed consolidated financial statements. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets.
(a)Right-of-use assets
The carrying amounts of the Company’s right-of-use assets and the movements for the six months ended June 30, 2023 are as follows:

2023
US$’000 (Unaudited)

Right-of-use assets at January 1, 2023	55,590
Additions	26,206
Disposals	—
Exchange realignment	384
Depreciation of right-of-use assets	(3,683)
Right-of-use assets at June 30, 2023	78,497
(b)Lease liabilities
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The balance of the Company’s lease liabilities and the movements for the six months ended June 30, 2023 are as follows:

2023
US$’000 (Unaudited)
Carrying amount at January 1, 2023	(23,602)
Additions	(26,208)
Accretion of interest recognized during the period	(609)
Payments	2,947
Exchange realignment	(530)
Carrying amount at June 30, 2023	(48,002)
Analyzed into:
Current portion	(3,558)
Non-current portion	(44,444)
Total	(48,002)